RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) installment
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 1,480,619	R$ 997,298	R$ 887,945
Purchases from related parties	311,691	304,239	208,948
Sales to related parties, net of purchases	1,168,928	693,058	678,997
Rental income from related party	R$ 829	R$ 670	524
Controlling shareholders
RELATED PARTY TRANSACTIONS
Sale of property to related party			R$ 21,204
Number of annual installments | installment			6